Consolidated Balance Sheets 2020 and 2021 (Parenthetical) - $ / shares	Dec. 31, 2021	Dec. 31, 2020
Common stock, par value	$ 0.00001
Common stock, shares authorized	300,000,000
Common stock, shares authorized	1,625,000
Common stock, shares authorized	1,625,000
Cardio Diagnostics [Member]
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	2,300,000	2,300,000
Common stock, shares authorized	1,232,324	1,050,318
Common stock, shares authorized	1,232,324	1,050,318